S000042071 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
STOXX® Global Broad Infrastructure Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.11%	5.76%	7.02%
S&P Global Infrastructure NR Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.54%	10.02%	8.47%
FlexShares STOXX Global Broad Infrastructure Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.12%	5.85%	7.13%
FlexShares STOXX Global Broad Infrastructure Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.78%	4.87%	6.27%
FlexShares STOXX Global Broad Infrastructure Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.16%	4.34%	5.53%

[1]	Reflects no deduction for fees, expenses or taxes.